PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2013
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
At September 30, 2013 and 2012, property and equipment consisted of:

	Estimated
	Useful Life	2013	2012

Furniture and fixtures	5 years	$2,925	$11,791
Computer equipment	3 years	-	4,196
Lab equipment	5 years	3,066	3,066

		5,991	19,053

Less - accumulated depreciation		5,669	18,145
		$322	$908